Financial result (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Financial result
Interest expense	€ (268)	€ (47)
Finance lease obligations	(36)	(10)
Long-term debt	(232)	(37)
Interest income	946	4
Payout of bond funds	5	1
Income from revaluation of derivative financial instruments	941
Other		3
Financial result	€ 678	€ (43)